CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Common stock, beginning balance (shares) at Dec. 31, 2016		1,121,584
Equity, beginning balance at Dec. 31, 2016	$ (1,072,317)	$ 1,122	$ 650,026	$ (1,723,465)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of equity securities (shares)		1,702
Issuance of equity securities	12,000	$ 2	11,998
Accrued dividend	(92,774)		(92,774)
Equity-based compensation expense (shares)		55,318
Equity-based compensation expense		$ 55	(55)
Net loss	(1,747,335)			(1,747,335)
Equity, ending balance at Dec. 31, 2017	$ (2,900,426)	$ 1,179	569,195	(3,470,800)
Common stock, ending balance (shares) at Dec. 31, 2017	1,178,604	1,178,604
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of equity securities (shares)		451,826
Issuance of equity securities	$ 2,025,269	$ 452	2,024,817
Accrued dividend	(88,015)		(88,015)
Equity-based compensation expense (shares)		46,657
Equity-based compensation expense	30,961	$ 46	30,915
Conversion from temporary capital (shares)		355,676
Conversion from temporary capital	1,330,734	$ 356	1,330,378
Net loss	(1,669,637)			(1,669,637)
Equity, ending balance at Dec. 31, 2018	$ (1,271,114)	$ 2,033	$ 3,867,290	$ (5,140,437)
Common stock, ending balance (shares) at Dec. 31, 2018	2,032,763	2,032,763